UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           Form 13F
                     Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30,2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Elm Ridge Capital Management, LLC
Address:   747 Third Avenue
           3rd Floor
           New York, NY 10017

Form l3F File Number: 28-10075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Christopher Conneely
Title:  Chief Financial Officer of the Funds
Phone: (212) 821-1485

Signature, Place, and Date of Signing:

Christopher Conneely  New York, NY       November 13, 2002


Report Type (Check only one.):

[ X ] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]  I3F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
       manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the
      holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE

FORM l3F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:              NONE

Form l3F Information Table Entry Total:         40

Form 13F Information Table Value Total:         444,090
                                                (Thousands)

List of Other Included Managers:


NONE

                                 FORM 13F INFORMATION TABLE

NAME              TITLE               VALUE    SHS/     SH/ PUT/  INVSTMNT OTHER VOTING AUTHORITY
OF ISSUER         OF CLASS CUSIP     (X $1000) PRIN AMT PRN CALL  DSCRETN  MGRS  SOLE   SHARED NONE
----------------  -------- --------  --------  -------- --- ----  -------- ----- ------ ------ ----
ADVANCEPCS              COM 00790K109    28099   1247200  SH         SOLE  NONE  1247200     0    0
AGERE SYSTEMS INC       COM 00845V100     7069   6426800  SH         SOLE  NONE  6426800     0    0
AK STEEL HOLDING CORP   COM 001547108    13863   1896500  SH         SOLE  NONE  1896500     0    0
APRIA HEALTHCARE GROUP  COM 037933108    13479    572100  SH         SOLE  NONE   572100     0    0
ASHLAND INC             COM 044204105    27160   1013800  SH         SOLE  NONE  1013800     0    0
BOISE CASCADE CORP.     COM 097383103    10319    452600  SH         SOLE  NONE   452600     0    0
BRUNSWICK CORP.         COM 117043109    18631    885500  SH         SOLE  NONE   885500     0    0
CIT GROUP INC           COM 125581108    10060    559500  SH         SOLE  NONE   559500     0    0
CITIGROUP INCORPORATED  COM 172967101    12586    424500  SH         SOLE  NONE   424500     0    0
COMPUTER ASSOC INC.     COM 204912109     8767    913200  SH         SOLE  NONE   913200     0    0
ENTERASYS NETWORKS INC  COM 293637104    17890  13761900  SH         SOLE  NONE 13761900     0    0
FIRST CMNTY BANCORP     COM 31983B101      724     25000  SH         SOLE  NONE    25000     0    0
FLEET BOSTON FINANCIAL  COM 339030108     8305    408500  SH         SOLE  NONE   408500     0    0
FOOTSTAR INC            COM 344912100     1060    135900  SH         SOLE  NONE   135900     0    0
GEORGIA-PACIFIC CORP    COM 373298108    17745   1355600  SH         SOLE  NONE  1355600     0    0
GLOBALSANTAFE CORP      COM G3930E101     5512    246639  SH         SOLE  NONE   246639     0    0
HANDLEMAN COMPANY       COM 410252100    15038   1643500  SH         SOLE  NONE  1643500     0    0
HASBRO INC              COM 418056107     5577    501100  SH         SOLE  NONE   501100     0    0
HEALTHSOUTH CORP        COM 421924101     4398   1059700  SH         SOLE  NONE  1059700     0    0
INAMED CORP             COM 453235103    33141   1440900  SH         SOLE  NONE  1440900     0    0
J P MORGAN CHASE & CO   COM 46625H100     3456    182000  SH         SOLE  NONE   182000     0    0
KELLWOOD COMPANY        COM 488044108    22350    977700  SH         SOLE  NONE   977700     0    0
MC DONALDS CORP         COM 580135101     7506    425000  SH         SOLE  NONE   425000     0    0
MOORE LTD.              COM 615785102    29512   3011400  SH         SOLE  NONE  3011400     0    0
NETOPIA INC             COM 64114K104     1054    702400  SH         SOLE  NONE   702400     0    0
OCEAN ENERGY CORP       COM 67481E106    10157    509100  SH         SOLE  NONE   509100     0    0
P G & E CORPORATION     COM 69331C108    13878   1232500  SH         SOLE  NONE  1232500     0    0
PIONEER STAND. ELEC     COM 723877106     7122    983700  SH         SOLE  NONE   983700     0    0
POPE & TALBOT CO        COM 732827100     5110    397700  SH         SOLE  NONE   397700     0    0
PREACIS PHARMACEUTICALS COM 739421105     4560   1525000  SH         SOLE  NONE  1525000     0    0
PROVIDIAN FINANCIAL     COM 74406A102     4343    886400  SH         SOLE  NONE   886400     0    0
SAPPI LTD               COM 803069202    16591   1449000  SH         SOLE  NONE  1449000     0    0
SAXON CAPITAL INC       COM 80556P302    11463   1035500  SH         SOLE  NONE  1035500     0    0
SOLECTRON CORPORATION   COM 834182107     9976   4727800  SH         SOLE  NONE  4727800     0    0
SUNRISE ASSISTED LIVING COM 86768K106     1656     77200  SH         SOLE  NONE    77200     0    0
TRAVELERS CLASS B       COM 89420G406      174     12825  SH         SOLE  NONE    12825     0    0
TRAVELERS CLASS A       COM 89420G109     9454    716241  SH         SOLE  NONE   716241     0    0
UNIVERSAL CORPORATION   COM 913456109     8908    254000  SH         SOLE  NONE   254000     0    0
VALERO ENERGY           COM 91913Y100     2329     88000  SH         SOLE  NONE    88000     0    0
WASHINGTON GROUP        COM 938862208    15068   1138900  SH         SOLE  NONE  1138900     0    0






